Revenue - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue from contracts with customers [Abstract]
Variable consideration, actual and estimated future returns and price adjustments	$ 15,300,000	$ 0
Return liability for estimated variable revenue consideration	$ 2,100,000	$ 0